INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Cost:	$ 52,339	$ 52,293
Accumulated amortization:	(15,859)	(14,547)
Impairment :	(34,447)	(34,447)
Intangible assets, net	2,033	3,299
Computer software
INTANGIBLE ASSETS, NET
Cost:	3,584	3,538
Accumulated amortization:	(3,046)	(2,953)
Impairment :	(524)	(524)
License agreement
INTANGIBLE ASSETS, NET
Cost:	22,252	22,252
Accumulated amortization:	(5,470)	(5,470)
Impairment :	(16,782)	(16,782)
Internet domain name
INTANGIBLE ASSETS, NET
Cost:	150	150
Accumulated amortization:	(40)	(25)
Brand name
INTANGIBLE ASSETS, NET
Cost:	12,710	12,710
Accumulated amortization:	(3,116)	(3,123)
Impairment :	(9,602)	(9,602)
Strategic contract
INTANGIBLE ASSETS, NET
Cost:	10,010	10,010
Accumulated amortization:	(2,471)	(2,471)
Impairment :	(7,539)	(7,539)
Unpatented technology
INTANGIBLE ASSETS, NET
Cost:	3,633	3,633
Accumulated amortization:	$ (1,716)	$ (505)